RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

30.	RELATED PARTY TRANSACTIONS

CEMIG’s main balances and transactions with related parties and its jointly controlled entities are as follows:

	ASSETS		LIABILTIES		REVENUES		EXPENSES
COMPANY	2022	2021	2022	2021	2022	2021	2022	2021
Transactions with energy (4)
Madeira Energia	8	8	160	13	96	95	(1,921)	(1,731)
Aliança Geração	4	-	19	17	56	53	(222)	(196)
Baguari Energia	-	-	1	1	-	-	(9)	(9)
Norte Energia	2	2	38	35	26	26	(350)	(336)
Paracambi	-	-	2	3	-	-	(33)	(28)
Hidrelétrica Pipoca	-	-	3	3	1	-	(46)	(37)
Hidrelétrica Cachoeirão	-	-	-	-	2	-	-	-
Retiro Baixo	1	1	1	1	7	6	(6)	(5)
Taesa	-	-	12	10	-	-	(139)	(123)

Customers and traders
Governo do Estado de Minas Gerais (1)	37	167	-	-	166	107	-	-

Provision of services
Aliança Geração (6)	1	1	-	-	6	5	-	-
Baguari Energia (6)	-	-	-	-	2	1	-	-
Taesa (6)	-	-	-	-	1	1	-	-

Accounts Receivable - AFAC
Governo do Estado de Minas Gerais (2)	13	13	-	-	3	2	-	-

Other credits
FIP Melbourne (9)	161	-	-	-	-	-	-	-

Contingency
Aliança Geração (7)	-	-	55	52	-	-	(3)	(11)

Adjustment for losses
Madeira Energia (5)	-	-	-	162	162	-	-	(162)
Hidrelétrica Itaocara (8)	-	-	-	21	-	-	-	-

	ASSETS		LIABILTIES		REVENUES		EXPENSES
COMPANY	2022	2021	2022	2021	2022	2021	2022	2021
Interest on Equity, and dividends
Retiro Baixo	6	7	-	-	-	-	-	-
Hidrelétrica Pipoca	4	-	-	-	-	-	-	-
Hidrelétrica Cachoeirão	4	-	-	-	-	-	-	-

FIC Pampulha
Current
Cash and cash equivalents	292	81	-	-	-	-	-	-
Marketable securities	1,730	1,707	-	-	77	28	-	-
Non-current
Marketable securities	7	351	-	-	-	-	-	-

FORLUZ
Current
Post-employment obligations (10)	-	-	199	181	-	-	(285)	(201)
Supplementary pension contributions - Defined contribution plan (11)	-	-	-	-	-	-	(80)	(77)
Administrative running costs (12)	-	-	-	-	-	-	(36)	(32)
Operating leasing (13)	-	170	26	24	-	-	(31)	(29)
Non-current
Post-employment obligations (10)	-	-	2,119	2,490	-	-	-	-
Operating leasing (13)	178	-	179	163	-	-	-	-

CEMIG Saúde
Current
Health Plan and Dental Plan (14)	-	-	218	184	-	-	(385)	(257)
Non-current
Health Plan and Dental Plan (14)	-	-	3,156	3,350	-	-	-	-

The main conditions related to the business between related parties are shown below:

(1)	Refers to the sale of energy to the State Government of Minas Gerais considering that the price of energy is that defined by ANEEL through a resolution on the Company's annual tariff adjustment. In 2017, the Government of the State of Minas Gerais signed a Debt Acknowledgment Agreement (TARD) with CEMIG D for the payment of outstanding energy supply debts amounting to R$113, to be settled by November 2019. These receivables are guaranteed by the retention of dividends or interest on equity distributed to the State, in proportion to its indirect interest, for as long as the delinquency and/or default persists. CEMIG D obtained authorization on March 31, 2021 from the State Treasury Department of Minas Gerais to offset part of the ICMS to be collected against the debt that the State Government of Minas Gerais has with the Company under State Law 23,705/2020. The monthly amount to be offset is R$10.5, in 21 equal installments. Until December 31, 2022 all installments were compensated;
(2)	This refers to the recalculation of the monetary correction of amounts related to AFAC returned to the State of Minas Gerais. These receivables are guaranteed by the retention of dividends or interest on equity distributed to the State, in proportion to its participation, while the delay and/or default persists. For further information see Note 11;
(3)	The relationships between CEMIG and its investees are described in the investment Note 16;
(4)	The sale and purchase of electricity between generators and distributors are carried out through auctions in the regulated contracting environment organized by the Federal Government. In the free contracting environment, in turn, they are carried out by means of auctions or direct contracting, according to the applicable legislation. Electricity transport operations, on the other hand, are carried out by the transmitters and result from the centralized operation of the National Interconnected System by the National System Operator (ONS);
(5)	In June 2022, the provision relating to contractual obligations assumed by the Company in favor of the investee and the other shareholders was reversed. More details in Note 16;
(6)	Refers to service agreement for the operation and maintenance of power plants and transmission networks;
(7)	This refers to contractual obligations to the investee Aliança Geração corresponding to contingencies arising from events that occurred before the closing of the transaction that resulted in the contribution of assets by CEMIG and Vale S.A. in the capital of this investee. The total value of the shares is R$156 (R$149 at December 31, 2021), of which R$55 (R$52 at December 31, 2021) is attributable to CEMIG;
(8)	A liability was recognized corresponding to the Company's interest in the capital of Hidrelétrica Itaocara due to its negative net worth (see Note 16);
(9)	In January 2021, a final arbitration award was issued in favor of FIP Melbourne, and in August 2022 an agreement was reached between the parties to close the dispute, with the establishment of an updated compensation amount of R$200, settled on September 12, 2022 (see Note 16);
(10)	Forluz's contracts are adjusted by the Broad National Consumer Price Index - IPCA of the Brazilian Institute of Geography and Statistics - IBGE, plus interest of 6% per year and will be amortized until 2031 (see Note 24);
(11)	Company's contributions to the Pension Fund regarding the employees participating in the Mixed Plan and calculated over monthly remunerations in conformity with the Fund's regulation;
(12)	Funds for the annual administrative funding of the Pension Fund in accordance with the specific legislation for the sector. The amounts are estimated as a percentage of the Company's payroll;
(13)	Rental of the Company's administrative headquarters, valid until August 2024 (Júlio Soares building, which can be extended every 5 years, until 2034), annually adjusted by the IPCA, and its prices are reviewed every 60 months. On September 20, 2021, the rent contract was readjusted in 8.72%, corresponding to the accumulated IPCA of the last 12 months. On April 27, 2021 an amendment to the contract was signed with Forluz, due to the transfer of the facilities of the invested companies CEMIG SIM and Gasmig to the Júlio Soares building with the consequent reduction of the rent cost to CEMIG. On September 20, 2021, the rent contract was readjusted in 8.72%, corresponding to the accumulated IPCA of the last 12 months.;
(14)	Post-employment obligations related to the employees' health and dental plan (see Note 24).

Dividends receivable

Dividends receivable	2022	2021
Light	-	71
Aliança Geração	127	225
Taesa	5	32
Others (1)	14	7
Dividends Receivable Total	155	335

(1)	The subsidiaries grouped in ‘Others’ are identified in the table above under ‘Interest on Equity, and Dividends’.

Guarantees on loans and debentures

CEMIG has provided guarantees on Loans and debentures of the following related parties - not consolidated in the financial statements because they relate to jointly controlled entities or affiliated companies:

Related party	Relationship	Type	Objective	2022	Maturity
Norte Energia (NESA) (1)	Affiliated	Surety	Financing	2,615	2042
Norte Energia (NESA) / Light (2)	Affiliated	Counter-guarantee	Financing	684	2042
Santo Antônio Energia S.A. (3)	Jointly controlled entity	Surety	Debentures	242	2037
Santo Antônio Energia S.A.	Jointly controlled entity	Guarantee	Financing	588	2034
Norte Energia (NESA)	Affiliated	Surety	Debentures	79	2030
				4,208

(1)	Related to Norte Energia loans.
(2)	Counter-guarantee to Light, related to execution of guarantees of the Norte Energia loans.
(3)	Corporate guarantee given by CEMIG to Saesa.

On December 31, 2022, Management believes that there is no need to recognize any provisions in the Company’s financial statements for the purpose of meeting any obligations arising under these sureties and/or guarantees.

Purchase of energy guarantee

In the Financing Instruments of Santo Antônio Energia S.A., the Company granted a guarantee of trading of this investee’s production, until 57.42 MW average per year, for a minimum annual revenue of R$66, with base date December 31, 2007, adjusted by the IPCA inflation index, during the period from May 1, 2027, until conclusion of settlement of the obligations arising from those Financing Instruments. Additionally, a guarantee was given for trading of the Assured Energy of this investee, 6.04 MW average, for the period from January 1, 2030, up to completion of settlement of the obligations arising from those financing instruments (information of MW not audited).

With the conclusion, in March 2023, of the sale of Cemig GT's total equity interest in MESA, Furnas agrees to assume the guarantees presented by Cemig and Cemig GT to BNDES and other creditors, in the scope of SAE's financing instruments, as well as to hold Cemig and Cemig GT harmless from any obligation related to such guarantees until the effective assumption of such obligations by Furnas. More information in note 35.

Cash investments in FIC Pampulha - the investment fund of CEMIG and its subsidiaries and affiliates

CEMIG and its subsidiaries and jointly controlled entities invest part of their financial resources in an investment fund which has the characteristics of fixed income and obeys the Company’s cash investment policy. The amounts invested by the fund are reported as cash and cash equivalent or marketable securities line in current and non-current assets.

The funds applied are allocated only in public and private fixed income securities, subject only to credit risk, with various maturity periods, obeying the unit holders’ cash flow needs.

Remuneration of key management personnel

The total remuneration of key personnel, comprising the Executive Board, the Fiscal Council, the Audit Committee and the Board of Directors, are within the limits approved at a General Shareholders’ Meeting, and the effects on the Statement of income of the year ended December 31, 2022, 2021 and 2020, are as follows:

	2022	2021	2020
Remuneration	29	28	27
Income sharing	6	4	9
Pension plans	2	2	1
Total	37	34	37